OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
OTHER RECEIVABLES

NOTE 10 – OTHER RECEIVABLES

USDm	2018	2017
Derivative financial instruments	3.7	7.6
Tax receivables	1.2	1.3
Other	2.6	2.9
Balance as of 31 December	7.5	11.8

No significant other receivables are past due or credit impaired.

The carrying amount is a reasonable approximation of fair value due to the short-term nature of the receivables. Please refer to note 20 for further information on fair value hierarchies.